Taxation - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Abstract]
US federal statutory rate	$ 4,994	$ (7,573)	$ (19,486)
US federal statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal effect	$ 1,026	$ (3,974)	$ (8,043)
State taxes, net of federal effect	4.32%	11.01%	8.67%
Tax credits	$ (2,517)	$ (9,167)	$ (6,876)
Tax credits	(10.59%)	25.39%	7.41%
Stock-based compensation	$ 2,123	$ 589	$ 788
Stock-based compensation	8.93%	(1.63%)	(0.85%)
Finance income/(costs) – fair value accounting	$ 1,640	$ (556)	$ (28,783)
Finance income/(costs) – fair value accounting	6.90%	1.54%	31.02%
Loss with respect to associate for which no deferred tax asset is recognized	$ 210	$ 249	$ 1,413
Loss with respect to associate for which no deferred tax asset is recognized	0.88%	(0.69%)	(1.52%)
Revaluation of deferred due to rate change	$ (3,419)	$ 0	$ (8,856)
Revaluation of deferred due to rate change	(14.38%)	0.00%	9.54%
Nondeductible compensation	$ 1,534	$ 872	$ 300
Nondeductible compensation	6.45%	(2.42%)	(0.32%)
Recognition of deferred tax assets and tax benefits not previously recognized	$ (12,396)	$ (433)	$ (184)
Recognition of deferred tax assets and tax benefits not previously recognized	(52.14%)	1.20%	0.20%
Unrecognized deferred tax asset	$ 0	$ 83,984	$ 17,287
Unrecognized deferred tax asset	0.00%	(232.63%)	(18.63%)
Deconsolidation of subsidiary	$ 3,863	$ (17,506)	$ (3,572)
Deconsolidation of subsidiary	16.25%	48.49%	3.85%
Cancellation of Debt Income	$ 987	$ 0	$ 0
Cancellation of Debt Income	0.0415	0	0
Other	$ 755	$ 1,321	$ 293
Other	3.16%	(3.65%)	(0.32%)
Worthless stock deduction	$ (833)	$ (17,281)	$ 0
Worthless stock deduction	(3.50%)	47.87%	0.00%
Income tax expense/(benefit)	$ (4,008)	$ 30,525	$ (55,719)
Average effective tax rate	(16.86%)	(84.52%)	60.05%